Cover	Mar. 03, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 03, 2023
Entity File Number	0-27563
Entity Registrant Name	SARATOGA RESOURCES INC /TX
Entity Central Index Key	0001096339
Entity Tax Identification Number	76-0314489
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	3112 Windsor Rd, #107
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78703
City Area Code	512
Local Phone Number	940-1948
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false